UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Class AAA - GABAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$70	1.34%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	10,000	10,000	10,000
06/17	11,505	11,790	12,207
06/18	12,754	13,484	14,192
06/19	13,474	14,889	15,915
06/20	12,629	16,007	15,837
06/21	18,204	22,537	21,622
06/22	15,717	20,143	19,657
06/23	18,103	24,090	22,454
06/24	18,998	30,006	26,051
06/25	21,566	34,555	29,865
06/26	25,998	42,268	36,029

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	10.50%	20.55%	7.39%	10.02%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

Fund Statistics

  Total Net Assets$1,671,941,062
  Number of Portfolio Holdings613
  Portfolio Turnover Rate6%
  Management Fees$8,101,759

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GABAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABAX-26-SATSR

The Gabelli Asset Fund

Class C - GATCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GATCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$109	2.09%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	10,000	10,000	10,000	10,000
06/17	11,418	11,418	11,790	12,207
06/18	12,562	12,562	13,484	14,192
06/19	13,174	13,174	14,889	15,915
06/20	12,253	12,253	16,007	15,837
06/21	17,533	17,533	22,537	21,622
06/22	15,027	15,027	20,143	19,657
06/23	17,180	17,180	24,090	22,454
06/24	17,893	17,893	30,006	26,051
06/25	20,157	20,157	34,555	29,865
06/26	24,117	24,117	42,268	36,029

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	10.09%	19.65%	6.58%	9.20%
The Gabelli Asset Fund - Class C (includes sales charge)	9.09%	18.65%	6.58%	9.20%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

Fund Statistics

  Total Net Assets$1,671,941,062
  Number of Portfolio Holdings613
  Portfolio Turnover Rate6%
  Management Fees$8,101,759

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GATCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GATCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GATCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATCX-26-SATSR

The Gabelli Asset Fund

Class I - GABIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$57	1.09%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $50,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	50,000	50,000	50,000
06/17	57,665	58,950	61,035
06/18	64,081	67,421	70,959
06/19	67,868	74,446	79,574
06/20	63,769	80,037	79,184
06/21	92,156	112,685	108,110
06/22	79,764	100,717	98,283
06/23	92,104	120,448	112,268
06/24	96,906	150,030	130,256
06/25	110,239	172,775	149,326
06/26	133,230	211,338	180,146

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	10.65%	20.86%	7.65%	10.30%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

Fund Statistics

  Total Net Assets$1,671,941,062
  Number of Portfolio Holdings613
  Portfolio Turnover Rate6%
  Management Fees$8,101,759

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GABIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABIX-26-SATSR

The Gabelli Asset Fund

Class A - GATAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GATAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$70	1.34%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	10,000	10,000	10,000	10,000
06/17	11,505	10,843	11,790	12,207
06/18	12,754	12,020	13,484	14,192
06/19	13,473	12,698	14,889	15,915
06/20	12,629	11,902	16,007	15,837
06/21	18,205	17,157	22,537	21,622
06/22	15,717	14,813	20,143	19,657
06/23	18,102	17,061	24,090	22,454
06/24	18,999	17,905	30,006	26,051
06/25	21,562	20,322	34,555	29,865
06/26	25,991	24,495	42,268	36,029

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	10.51%	20.54%	7.38%	10.02%
The Gabelli Asset Fund - Class A (includes sales charge)	4.16%	13.61%	6.12%	9.37%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

Fund Statistics

  Total Net Assets$1,671,941,062
  Number of Portfolio Holdings613
  Portfolio Turnover Rate6%
  Management Fees$8,101,759

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GATAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GATAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GATAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATAX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Asset Fund was 10.5% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Asset Fund

Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Health Care	3.4%
Automotive: Parts and Accessories	3.2%
Energy and Utilities	2.7%
Consumer Products	2.6%
Business Services	2.4%
Environmental Services	2.3%
Telecommunications	2.2%
Retail	1.9%
Aerospace and Defense	1.9%
Computer Software and Services	1.8%
U.S. Government Obligations	1.2%
Automotive	1.2%
Transportation	1.1%
Building and Construction	1.1%
Cable and Satellite	1.0%
Investment Companies	0.9%
Publishing	0.9%
Broadcasting	0.9%
Semiconductors	0.8%
Consumer Services	0.7%
Hotels and Gaming	0.6%
Aviation: Parts and Services	0.5%
Real Estate	0.5%
Computer Hardware	0.4%
Wireless Communications	0.3%
Specialty Chemicals	0.3%
Agriculture	0.2%
Manufactured Housing and Recreational Vehicles	0.2%
Communications Equipment	0.1%
Information Technology	0.1%
Closed-End Funds	0.0%*
Industrials	0.0%*
Other Assets and Liabilities (Net)	0.3%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.6%
	Aerospace and Defense — 1.9%
600	Airbus SE	$105,991	$133,369
6,000	Chemring Group plc	38,308	40,749
5,900	Ducommun Inc.†	388,277	1,092,739
3,200	HEICO Corp.	258,280	1,139,808
26,343	Honeywell Aerospace Inc.†	2,291,222	5,823,800
240	Howmet Aerospace Inc.	51,492	64,526
20,000	Innovative Solutions and Support Inc.†	178,066	360,000
19,170	L3Harris Technologies Inc.	4,226,245	5,570,610
5,520	Lockheed Martin Corp.	427,352	2,812,219
300	MTU Aero Engines AG	133,639	124,738
5,450	Northrop Grumman Corp.	299,978	2,775,740
228,500	Rolls-Royce Holdings plc	499,299	4,378,493
9,625	RTX Corp.	924,288	1,826,151
81,000	StandardAero Inc.†	2,485,650	2,422,710
12,297	The Boeing Co.†	2,244,630	2,661,932
		14,552,717	31,227,584
	Agriculture — 0.2%
33,000	Archer-Daniels-Midland Co.	275,634	2,521,200
19,200	The Mosaic Co.	336,908	406,848
		612,542	2,928,048
	Automotive — 1.2%
4,000	Daimler Truck Holding AG	153,774	192,871
7,000	Ferrari NV	1,005,843	2,606,030
1	Iveco Group NV	1	16
1,000	Mercedes-Benz Group AG	64,954	50,183
122,700	PACCAR Inc.	414,706	14,738,724
29,100	Piaggio & C SpA	57,171	53,399
750	Samsara Inc., Cl. A†	24,019	24,322
915	Tesla Inc.†	253,946	384,849
1,140	Toyota Motor Corp., ADR	225,875	191,999
36,800	Traton SE	576,672	1,395,142
2,800	Volkswagen AG	111,585	230,508
		2,888,546	19,868,043
	Automotive: Parts and Accessories — 3.2%
5,000	Advance Auto Parts Inc.	209,850	311,100
14,000	Atmus Filtration Technologies Inc.	587,640	713,860
56,500	BorgWarner Inc.	201,598	3,751,600
72,800	Brembo NV	138,748	851,776
27,400	Dana Inc.	175,195	745,554
167,000	Garrett Motion Inc.	823,013	6,050,410
180,250	Genuine Parts Co.	5,496,444	21,265,895
4,100	Modine Manufacturing Co.†	10,952	1,094,782
73,000	Monro Inc.	1,331,182	1,249,030
177,008	O’Reilly Automotive Inc.†	545,712	16,300,667
Shares		Cost	Market Value
30,000	Standard Motor Products Inc.	$302,787	$1,169,100
		9,823,121	53,503,774
	Aviation: Parts and Services — 0.5%
12,000	Curtiss-Wright Corp.	36,750	9,093,120
7,000	Gogo Inc.†	31,948	21,700
500	United Airlines Holdings Inc.†	45,722	67,995
		114,420	9,182,815
	Broadcasting — 0.9%
900	Cogeco Communications Inc.	39,209	40,207
17,900	Cogeco Inc.	373,983	782,009
18,000	Liberty Broadband Corp., Cl. A†	14,186	599,040
15,000	Liberty Broadband Corp., Cl. C†	9,675	498,900
4,060	Liberty Capital Corp., Cl. A†	135	88,914
230	Liberty Capital Corp., Cl. C†	6,256	4,959
33,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	89,392	2,932,590
39,100	Liberty Media Corp.-Liberty Formula One, Cl. C†	17,128	3,719,974
9,150	Nexstar Media Group Inc.	1,239,000	1,634,098
20,000	Sinclair Inc.	326,342	285,000
115,398	Sirius XM Holdings Inc.	123,666	3,408,857
16,000	TBS Holdings Inc.	211,657	612,565
		2,450,629	14,607,113
	Building and Construction — 1.1%
21,950	Arcosa Inc.	53,301	3,189,115
31,000	Assa Abloy AB, Cl. B	524,863	1,094,680
2,525	Cie de Saint-Gobain SA	233,752	228,382
2,000	Fluor Corp.†	91,269	104,780
34,500	Fortune Brands Innovations Inc.	427,227	1,894,050
50,350	Herc Holdings Inc.	3,305,388	7,217,169
8,625	Johnson Controls International plc	104,954	1,260,199
32,100	Knife River Corp.†	1,852,804	2,685,165
2,600	Lennar Corp., Cl. B	281,540	230,646
200	TopBuild Corp.†	84,429	70,906
		6,959,527	17,975,092
	Business Services — 2.4%
3,000	A10 Networks Inc.	51,870	112,080
620	Cadence Design Systems Inc.†	200,481	232,698
1,500	Clarkson plc	68,743	82,890
90,000	Clear Channel Outdoor Holdings Inc.†	53,730	217,800
17,900	Ecolab Inc.	140,820	4,987,119

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
1,400	GXO Logistics Inc.†	$70,279	$70,980
30,000	Havas NV	507,715	584,440
450	HubSpot Inc.†	133,065	82,130
1,050	Jacobs Solutions Inc.	109,975	132,300
6,000	Kyndryl Holdings Inc.†	167,340	67,860
7,000	Live Nation Entertainment Inc.†	60,515	1,281,770
36,605	Mastercard Inc., Cl. A	142,760	18,800,328
20,250	UL Solutions Inc., Cl. A	775,350	2,062,665
2,600	United Rentals Inc.	772,882	2,945,514
8,000	V2X Inc.†	35,735	596,480
22,600	Visa Inc., Cl. A	248,600	7,753,834
20,000	Weave Communications Inc.†	132,300	119,800
		3,672,160	40,130,688
	Cable and Satellite — 1.0%
35,000	AMC Global Media Inc., Cl. A†	0	349,300
55,500	Comcast Corp., Cl. A	124,466	1,362,525
39,250	Naspers Ltd., Cl. N	307,004	1,966,382
6,500	Prosus NV	306,739	282,148
402,600	Rogers Communications Inc., Cl. B	4,642,693	13,084,500
3,500	Rogers Communications Inc., Cl. B	129,792	113,865
		5,510,694	17,158,720
	Communications Equipment — 0.1%
12,700	Arista Networks Inc.†	1,180,693	2,157,476
1,000	Corning Inc.	2,270	255,430
6,500	Nokia Oyj, ADR	44,529	86,320
		1,227,492	2,499,226
	Computer Hardware — 0.4%
9,942	Apple Inc.	377,865	2,876,817
6,169	Dell Technologies Inc., Cl. C	698,807	2,661,677
2,100	International Business Machines Corp.	255,045	590,541
		1,331,717	6,129,035
	Computer Software and Services — 1.8%
6,200	Alphabet Inc., Cl. A	435,632	2,215,694
34,082	Alphabet Inc., Cl. C	1,581,714	12,042,193
150	Capgemini SE	23,440	15,075
1,800	Check Point Software Technologies Ltd.†	307,874	236,574
3,600	Cisco Systems Inc.	167,685	422,856
2,490	CoreWeave Inc., Cl. A†	215,604	247,855
691	CrowdStrike Holdings Inc., Cl. A†	197,875	527,330
7,100	Gen Digital Inc.	195,555	176,719
Shares		Cost	Market Value
16,217	Hewlett Packard Enterprise Co.	$108,542	$731,549
4,688	Meta Platforms Inc., Cl. A	525,037	2,640,703
16,378	Microsoft Corp.	3,859,599	6,109,322
3,932	Oracle Corp.	526,019	576,235
1,200	Palo Alto Networks Inc.†	174,128	409,224
10,000	PAR Technology Corp.†	253,041	174,200
4,915	Rapid7 Inc.†	78,107	39,811
7,450	Rockwell Automation Inc.	253,559	3,688,346
350	Salesforce Inc.	49,056	54,831
800	Shopify Inc., Cl. A†	86,456	91,344
900	Snowflake Inc., Cl. A†	130,647	229,050
5,000	Stratasys Ltd.†	39,350	42,800
740	Synopsys Inc.†	330,295	330,092
		9,539,215	31,001,803
	Consumer Products — 2.6%
10,321	American Outdoor Brands Inc.†	110,886	121,169
12,000	Aptiv plc†	817,738	736,560
25,000	Brunswick Corp.	600,779	2,106,000
9,850	Christian Dior SE	264,165	5,053,320
34,400	Church & Dwight Co. Inc.	52,703	3,332,672
75,000	Edgewell Personal Care Co.	1,042,554	2,014,500
78,000	Energizer Holdings Inc.	482,119	1,672,320
8,000	Essity AB, Cl. A	105,529	227,302
40,000	Essity AB, Cl. B	448,674	1,131,560
2,605	Givaudan SA	854,478	11,026,114
28,000	Harley-Davidson Inc.	70,525	684,880
1,600	Hermes International SCA	554,027	2,921,400
2,436	Johnson Outdoors Inc., Cl. A	82,047	112,153
11,200	Kimberly-Clark Corp.	1,119,170	1,229,424
1,271	MarineMax Inc.†	24,225	46,544
3,952	National Presto Industries Inc.	141,813	493,960
1,250	NIKE Inc., Cl. B	51,897	51,312
1,500	Nintendo Co. Ltd.	67,069	62,871
9,500	Nintendo Co. Ltd., ADR	141,929	99,560
25,600	Philip Morris International Inc.	2,706,865	4,631,296
25,776	Reckitt Benckiser Group plc	811,042	1,679,099
38,000	Sally Beauty Holdings Inc.†	263,446	537,320
10,701	Spectrum Brands Holdings Inc.	818,745	917,611
13,861	Sturm Ruger & Co. Inc.	495,476	524,639
3,700	The Estee Lauder Companies Inc., Cl. A	158,135	292,115
8,500	The Procter & Gamble Co.	218,385	1,246,440
1,066	Unilever plc	58,108	64,019
7,000	Ushio Inc.	139,304	193,216

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
26,000	Wolverine World Wide Inc.	$120,914	$429,780
		12,822,747	43,639,156
	Consumer Services — 0.7%
1,400	Airbnb Inc., Cl. A†	182,513	200,340
1,800	Allegion plc	18,117	252,882
15,474	Amazon.com Inc.†	3,389,075	3,688,073
250	Booking Holdings Inc.	48,311	44,560
37,000	CarMax Inc.†	1,581,600	1,956,930
950	FedEx Corp.	166,602	297,474
600	Fedex Freight Holding Co. Inc.†	62,403	90,600
12,500	People Inc.†	21,337	577,000
15,000	Rapala VMC Oyj†	27,095	20,738
70,000	Rollins Inc.	62,325	2,921,800
15,100	Uber Technologies Inc.†	906,654	1,089,616
5,000	Verisure plc†	82,782	55,759
		6,548,814	11,195,772
	Diversified Industrial — 8.1%
8,750	ABB Ltd., ADR	187,592	951,125
450	Acuity Inc.	5,311	169,497
40,000	Ampco-Pittsburgh Corp.†	113,801	346,000
7,500	API Group Corp.†	198,796	317,625
34,000	Avantor Inc.†	672,049	336,600
9,800	Belden Inc.	1,171,393	1,175,118
340,750	Bollore SE	1,960,859	1,579,167
5,000	CAE Inc.†	166,092	125,300
1,500	Carrier Global Corp.	80,998	110,025
130,300	Crane Co.	1,105,539	29,066,021
9,550	Crane NXT Co.	172,987	488,578
2,785	Eaton Corp. plc	233,053	1,186,744
1,700	Emerson Electric Co.	152,794	243,355
300	Enpro Inc.	11,497	113,079
3,000	Franklin Electric Co. Inc.	293,374	321,570
18,650	General Electric Co.	3,177,452	6,970,064
114,750	Greif Inc., Cl. A	2,185,057	8,547,728
26,266	Honeywell International Inc.	2,379,464	5,880,845
3,000	Hyster-Yale Inc.	96,225	105,180
9,000	Ichor Holdings Ltd.†	229,571	1,010,520
14,400	Ingersoll Rand Inc.	52,289	1,180,656
155,150	ITT Inc.	4,343,422	30,682,464
11,900	Jardine Matheson Holdings Ltd.	575,773	731,850
13,000	Landis+Gyr Group AG	861,622	696,658
8,000	Mercury Systems Inc.†	674,920	978,640
227,650	Myers Industries Inc.	1,335,990	8,038,322
3,500	Nitto Boseki Co. Ltd.	115,651	92,884
11,000	nVent Electric plc	113,407	1,865,710
14,000	Park-Ohio Holdings Corp.	285,327	538,300
23,000	Pentair plc	527,597	1,763,180
Shares		Cost	Market Value
325	Siemens AG	$50,707	$104,404
1,100	Siemens AG, ADR	159,066	177,001
1,250	Smiths Group plc	31,723	42,446
5,500	Sulzer AG	342,789	913,490
10,400	Sunbelt Rentals Holdings Inc.	684,737	778,024
6,000	Svenska Cellulosa AB SCA, Cl. A	21,039	61,384
36,000	Svenska Cellulosa AB SCA, Cl. B	100,827	367,932
153,500	Textron Inc.	1,250,914	14,080,555
5,000	The Gorman-Rupp Co.	156,350	458,700
220,000	Toray Industries Inc.	1,513,485	1,525,570
7,430	Trane Technologies plc	171,075	3,649,319
145,000	Tredegar Corp.†	1,045,059	1,154,200
156,000	Trinity Industries Inc.	452,002	5,394,480
2,300	Waters Corp.†	167,788	862,592
		29,627,463	135,182,902
	Electronics — 4.3%
10,000	Flex Ltd.†	126,055	1,620,700
5,000	Kimball Electronics Inc.†	83,391	128,000
42,000	Kyocera Corp., ADR†	282,635	947,100
1,200	Mettler-Toledo International Inc.†	166,682	1,533,012
218,150	Mirion Technologies Inc.†	1,846,070	3,911,430
1,000	Nextpower Inc., Cl. A†	37,904	119,140
80,100	Resideo Technologies Inc.†	389,675	2,491,110
2,100	Samsung Electronics Co. Ltd., GDR	383,540	11,319,000
100	Samsung Electronics Co. Ltd., New York, GDR	136,555	538,503
1,413,716	Sony Group Corp., ADR	4,680,676	28,359,143
13,000	TE Connectivity plc	220,948	2,620,930
57,160	Texas Instruments Inc.	1,310,347	17,037,681
1,880	Thermo Fisher Scientific Inc.	235,441	942,557
300	WESCO International Inc.	52,720	103,629
		9,952,639	71,671,935
	Energy and Utilities — 2.7%
30,000	Amentum Holdings Inc.†	848,523	620,100
47,200	BP plc, ADR	765,241	1,744,040
660	Cheniere Energy Inc.	139,451	157,747
38,800	Chevron Corp.	1,211,525	6,431,488
20,000	ConocoPhillips	1,450,620	2,079,200
935	Constellation Energy Corp.	272,995	232,226
83,000	Devon Energy Corp.	964,274	3,429,560
729	Diamondback Energy Inc.	123,122	128,144
26,200	Enbridge Inc.	602,813	1,420,302
63,200	EOG Resources Inc.	144,720	8,198,936
2,500	EQT Corp.	126,084	132,925
1,149	Expand Energy Corp.	114,538	104,777

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
56,300	ExxonMobil Holdings Corp.	$3,272,310	$7,697,336
482	GE Vernova Inc.	209,139	566,282
24,000	Halliburton Co.	461,427	814,800
24,200	Innovex International Inc.†	547,682	600,160
20,000	Kinder Morgan Inc.	232,433	639,400
62,781	National Fuel Gas Co.	2,889,513	4,847,321
2,250	National Grid plc	25,270	37,247
800	Naturgy Energy Group SA	25,993	25,101
4,650	NextEra Energy Inc.	270,947	408,130
1,100	Phillips 66	127,614	185,955
3,500	RWE AG	130,326	226,429
1,400	Sempra	98,149	129,794
1,300	Severn Trent plc	41,518	50,973
3,750	Shell plc, ADR	151,578	290,775
5,314	SLB Ltd.	226,666	247,048
19,000	Southwest Gas Holdings Inc.	269,113	1,684,920
86,000	The AES Corp.	238,220	1,260,760
125	The Williams Companies Inc.	9,350	9,292
4,500	Veolia Environnement SA	154,692	187,363
14,310	Vitesse Energy Inc.	213,998	225,669
		16,359,844	44,814,200
	Entertainment — 8.4%
156,800	Atlanta Braves Holdings Inc., Cl. A†	4,459,383	8,829,408
299,638	Atlanta Braves Holdings Inc., Cl. C†	6,472,465	15,551,212
6,965	Borussia Dortmund GmbH & Co. KGaA	29,400	23,875
500	CTS Eventim AG & Co. KGaA	40,454	29,165
2,000	DeNA Co. Ltd.	32,543	30,142
10,000	Embracer Group AB†	80,217	65,097
40,000	Fox Corp., Cl. A	1,645,174	2,086,400
62,300	Fox Corp., Cl. B	2,715,589	2,918,132
768,000	Grupo Televisa SAB, ADR	2,481,341	2,081,280
13,934	Liberty Live Holdings Inc., Cl. A†	7,188	1,410,957
48,434	Liberty Live Holdings Inc., Cl. C†	1,398,626	5,116,568
119,220	Madison Square Garden Entertainment Corp.†	32,507	9,643,706
107,570	Madison Square Garden Sports Corp.†	617,893	43,225,929
37,505	Manchester United plc, Cl. A†	613,564	859,990
905	Marvell Technology Inc.	64,659	269,590
12,353	Netflix Inc.†	935,333	882,004
Shares		Cost	Market Value
42,500	Ollamani SAB†	$79,418	$200,500
350	ROBLOX Corp., Cl. A†	26,256	19,033
131,433	Sphere Entertainment Co.†	22,329	22,741,852
381	Spotify Technology SA†	182,882	174,928
4,568	Take-Two Interactive Software Inc.†	768,222	1,141,909
117,400	The Walt Disney Co.	2,834,883	11,299,750
157,140	Versant Media Group Inc.	5,332,848	5,658,611
300,000	Vivendi SE	485,104	740,405
196,500	Warner Bros Discovery Inc.†	287,354	5,238,690
		31,645,632	140,239,133
	Environmental Services — 2.3%
11,000	Canfor Corp.†	108,018	104,551
3,300	Phinia Inc.	7,815	271,821
121,111	Republic Services Inc.	856,675	25,806,332
55,000	Waste Connections Inc.	1,666,756	9,167,950
12,200	Waste Management Inc.	165,532	2,719,136
		2,804,796	38,069,790
	Equipment and Supplies — 11.2%
2,000	3M Co.	166,085	323,820
44,561	Albany International Corp., Cl. A	2,411,555	3,319,795
254,813	AMETEK Inc.	374,612	61,649,457
38,865	Amphenol Corp., Cl. A	145,575	6,852,677
3,500	AZZ Inc.	126,563	542,675
24,450	Crown Holdings Inc.	110,228	2,733,999
85,000	CTS Corp.	314,521	5,541,150
4,000	Danaher Corp.	23,809	761,920
16,000	Distribution Solutions Group Inc.†	106,196	437,600
269,500	Donaldson Co. Inc.	1,395,423	24,193,015
285,208	Flowserve Corp.	1,264,583	21,151,025
41,700	Graco Inc.	636,722	3,152,937
4,500	Hubbell Inc.	546,451	2,354,400
50,200	IDEX Corp.	183,943	11,392,890
36,000	Interpump Group SpA	141,483	1,391,138
53,000	Mueller Industries Inc.	667,240	6,515,290
240	Parker-Hannifin Corp.	218,920	234,749
23,500	The Manitowoc Co. Inc.†	66,689	326,415
44,650	The Timken Co.	1,654,744	6,488,538
15,000	The Toro Co.	257,644	1,461,300
66,900	The Weir Group plc	281,508	2,133,298
18,000	Titan Machinery Inc.†	319,064	380,160
19,500	Valmont Industries Inc.	387,589	11,263,200
32,500	Watts Water Technologies Inc., Cl. A	327,028	12,722,125
		12,128,175	187,323,573

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services — 10.4%
40,000	AllianceBernstein Holding LP	$0	$1,408,800
1,450	Ally Financial Inc.	60,173	66,627
68,915	American Express Co.	447,634	23,310,499
1,300	Ameriprise Financial Inc.	40,960	596,388
400	Analog Devices Inc.	116,168	158,868
210	Aon plc, Cl. A	71,820	69,655
1,400	Banco Bilbao Vizcaya Argentaria SA	34,012	34,984
1,400	Bank of America Corp.	7,872	79,772
22,000	Barclays plc	82,868	147,836
43	Berkshire Hathaway Inc., Cl. A†	130,086	32,200,550
668	Berkshire Hathaway Inc., Cl. B†	13,148	334,261
44,000	Blackstone Inc.	77,861	5,177,480
625,000	Bolsas y Mercados Argentinos SA	133,163	130,581
20,000	Bridgepoint Group plc	79,168	69,612
5,625	Brookfield Asset Management Ltd., Cl. A	46,657	252,281
32,250	Brookfield Corp.	197,192	1,373,527
6,000	Cannae Holdings Inc.	85,833	86,400
1,665	Capital One Financial Corp.	245,949	334,032
240	Chubb Ltd.	72,940	81,778
8,200	Citigroup Inc.	224,211	1,147,672
200	CME Group Inc.	44,675	44,166
4,700	Cohen & Steers Inc.	308,098	357,858
1,100	Commerzbank AG	44,775	46,793
3,500	Credit Agricole SA	64,468	70,364
55,000	Dah Sing Banking Group Ltd.	77,230	81,138
23,000	Dah Sing Financial Holdings Ltd.	106,712	110,618
3,000	E-L Financial Corp. Ltd.	34,697	35,854
2,800	EXOR NV	252,902	214,352
3,100	Fifth Third Bancorp	139,791	174,747
1,900	First American Financial Corp.	116,888	130,321
50	First Citizens BancShares Inc., Cl. A	97,027	104,039
3,100	Fiserv Inc.†	302,481	152,055
250	FTAI Aviation Ltd.	4,155	67,632
1,500	ING Groep NV	43,674	47,424
88,801	Interactive Brokers Group Inc., Cl. A	361,891	7,729,239
20,000	Jefferies Financial Group Inc.	160,041	999,600
39,600	JPMorgan Chase & Co.	1,260,770	12,962,268
34,000	Kinnevik AB, Cl. B†	214,233	182,337
Shares		Cost	Market Value
70,650	KKR & Co. Inc.	$473,033	$6,484,257
61,500	Loews Corp.	3,025,144	6,962,415
2,950	M&T Bank Corp.	110,611	702,129
9,000	Marsh & McLennan Companies Inc.	223,300	1,500,030
240	Moody’s Corp.	126,270	108,701
2,000	NatWest Group plc	18,161	17,695
1,200	NN Group NV	92,757	105,110
2,608	Oceaneering International Inc.†	62,093	105,676
5,533	OceanFirst Financial Corp.	97,342	108,059
2,130	Old Republic International Corp.	83,487	87,160
7,200	Popular Inc.	103,847	1,182,096
12,200	PROG Holdings Inc.	9,736	568,642
2,500	Rocket Companies Inc., Cl. A†	48,212	39,375
350	Samsung Life Insurance Co. Ltd.	99,100	90,589
1,200	Shinhan Financial Group Co. Ltd., ADR	65,242	75,900
100	SK Inc.	39,051	53,831
90	SK Square Co. Ltd.	85,937	98,580
800	Societe Generale SA	49,856	70,722
5,000	Sony Financial Group Inc., ADR	34,480	21,700
956	Southern First Bancshares Inc.†	50,428	58,412
21,500	Spartacus Acquisition Corp. II†	215,000	227,040
1,380	Standard Chartered plc	35,174	37,361
75,500	State Street Corp.	587,540	12,804,800
26,000	SuRo Capital Corp.	265,433	326,040
8,800	T. Rowe Price Group Inc.	123,508	1,000,472
450	Texas Capital Bancshares Inc.	45,218	46,467
55,000	The Bank of East Asia Ltd.	96,107	87,870
220,300	The Bank of New York Mellon Corp.	5,219,252	31,857,583
747	The Charles Schwab Corp.	75,014	68,926
7,660	The Goldman Sachs Group Inc.	773,716	7,747,094
1,200	The Hartford Insurance Group Inc.	36,694	159,024
24,500	The PNC Financial Services Group Inc.	977,823	6,032,390
12,000	Tiptree Inc.	209,877	215,040
24,000	TP ICAP Group plc	79,685	107,729
1,530	TrustCo Bank Corp. NY	63,057	84,012
2,200	UBS Group AG	80,500	109,032
400	UniCredit SpA	33,716	35,768
9,000	Value Line Inc.	122,382	364,320

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
58,000	VNV Global AB†	$115,105	$98,697
3,000	Wealthfront Corp.†	37,136	26,820
47,750	Wells Fargo & Co.	1,083,525	3,946,060
		20,975,772	174,396,032
	Food and Beverage — 7.0%
61,000	BellRing Brands Inc.†	114,452	789,340
555,100	Brown-Forman Corp., Cl. A	2,343,811	15,187,536
1,850	Brown-Forman Corp., Cl. B	5,939	49,303
7,000	Canada Packers Inc.	107,634	94,518
720,000	China Mengniu Dairy Co. Ltd.	1,047,905	1,477,116
22,200	Coca-Cola Europacific Partners plc	434,332	2,221,554
15,400	Coca-Cola HBC AG	215,080	1,005,025
1,300	Constellation Brands Inc., Cl. A	17,888	180,817
60,400	Danone SA	2,092,152	4,950,995
27,637	Davide Campari-Milano NV	82,241	172,037
189,250	Diageo plc, ADR	7,743,352	15,211,915
185,000	Flowers Foods Inc.	324,828	1,461,500
29,000	Fomento Economico Mexicano SAB de CV, ADR	959,257	3,709,100
64,500	General Mills Inc.	968,632	2,244,600
1,120,000	Grupo Bimbo SAB de CV, Cl. A	436,293	3,657,012
10,500	Heineken Holding NV	437,542	800,820
47,650	Heineken NV	1,961,366	4,007,144
16,850	Heineken NV, ADR	404,164	707,194
4,750	ITO EN Ltd.	70,455	85,932
53,000	Kerry Group plc, Cl. A	903,966	4,844,624
450	Kerry Group plc, Cl. A	38,924	41,314
1,300	Keurig Dr Pepper Inc.	35,226	42,549
739,500	Kikkoman Corp.	1,531,688	7,586,248
16,325	LVMH Moet Hennessy Louis Vuitton SE	585,010	9,029,891
45,000	Maple Leaf Foods Inc.	656,121	968,059
37,000	MEIJI Holdings Co. Ltd.	387,565	861,084
95,000	Mondelēz International Inc., Cl. A	1,722,282	5,494,800
341,600	Morinaga Milk Industry Co. Ltd.	765,332	2,662,923
16,000	National Beverage Corp.†	707,372	499,200
21,000	Nestlé SA	958,311	2,159,257
277,250	Nissin Foods Holdings Co. Ltd.	3,062,777	4,757,388
16,250	PepsiCo Inc.	502,609	2,200,250
31,950	Pernod Ricard SA	2,122,599	2,331,278
60,400	Post Holdings Inc.†	326,135	5,330,904
Shares		Cost	Market Value
45,000	Remy Cointreau SA	$2,296,940	$2,215,044
550	Suntory Beverage & Food Ltd.	17,530	15,212
15,100	The Coca-Cola Co.	331,053	1,227,177
16,500	The J.M. Smucker Co.	483,117	1,856,250
1,400	The Kraft Heinz Co.	33,964	33,068
240	The Magnum Ice Cream Co. NV†	2,946	4,175
22,660	Tootsie Roll Industries Inc.	145,396	896,203
200,800	Yakult Honsha Co. Ltd.	2,265,300	3,391,229
		39,649,486	116,461,585
	Health Care — 3.4%
2,000	Abbott Laboratories	109,259	181,480
6,750	AbbVie Inc.	572,172	1,698,570
5,000	Align Technology Inc.†	672,200	843,300
23,600	Amgen Inc.	105,301	8,546,032
1,000	AstraZeneca plc	102,521	189,620
45,000	Bausch + Lomb Corp.†	729,143	745,200
71,000	Baxter International Inc.	1,648,817	1,513,720
1,645	Becton Dickinson & Co.	245,079	248,938
7,100	Biogen Inc.†	45,000	1,534,026
2,500	Bio-Rad Laboratories Inc., Cl. A†	242,361	734,025
2,400	Boston Scientific Corp.†	178,460	102,432
8,550	Bridgebio Pharma Inc.†	205,509	636,804
40,290	Bristol-Myers Squibb Co.	1,001,462	2,321,510
5,160	Cencora Inc.	202,685	1,460,177
4,500	Chemed Corp.	70,539	2,095,830
7,200	CONMED Corp.	137,064	235,656
1,500	CVS Group plc	19,119	23,339
200	DaVita Inc.†	11,205	44,496
95,000	Demant A/S†	877,469	3,894,889
1,500	Elevance Health Inc.	402,478	580,095
650	Eli Lilly & Co.	439,906	779,630
40,000	Evolent Health Inc., Cl. A†	311,584	216,800
10,750	Haleon plc	40,746	49,580
8,800	HCA Healthcare Inc.	597,718	3,431,032
62,336	Henry Schein Inc.†	916,485	5,206,303
1,000	ICU Medical Inc.†	155,567	146,600
4,500	Indivior Pharmaceuticals Inc.†	13,813	184,635
6,000	Integer Holdings Corp.†	266,105	560,700
90	Intuitive Surgical Inc.†	47,673	35,791
750	Ionis Pharmaceuticals Inc.†	56,660	59,467
10,917	Johnson & Johnson	651,549	2,772,590
3,000	Labcorp Holdings Inc.	388,879	840,000
100	McKesson Corp.	8,882	75,560
1,000	Medtronic plc	73,738	78,230
33,900	Merck & Co. Inc.	656,456	4,356,150
13,500	Moderna Inc.†	748,021	945,405
3,200	Pfizer Inc.	92,317	77,056

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
633	Regeneron Pharmaceuticals Inc.	$247,654	$394,701
40,000	Roche Holding AG, ADR	734,498	2,054,000
2,500	Smith & Nephew plc	30,981	36,162
3,190	Stryker Corp.	127,621	1,004,340
300	Tenet Healthcare Corp.†	6,034	56,124
50,000	Teva Pharmaceutical Industries Ltd., ADR†	906,110	1,694,000
4,500	The Cigna Group	230,032	1,240,560
15,000	The Cooper Companies Inc.†	909,484	1,075,650
915	UnitedHealth Group Inc.	67,372	380,301
485	Vertex Pharmaceuticals Inc.†	111,087	240,914
18,150	Zimmer Biomet Holdings Inc.	1,089,641	1,562,533
		17,504,456	57,184,953
	Hotels and Gaming — 0.6%
10,000	Accor SA	257,845	580,898
15,000	Brightstar Lottery plc	240,982	160,800
30,000	Caesars Entertainment Inc.†	762,831	905,400
4,700	Churchill Downs Inc.	279,666	421,308
29,000	Entain plc	274,507	215,031
225	Flutter Entertainment plc†	39,696	22,635
1,800	Flutter Entertainment plc, New York†	336,410	183,906
25,000	Genius Sports Ltd.†	217,281	151,500
310,000	Genting Singapore Ltd.	232,412	146,164
79	Hilton Worldwide Holdings Inc.	25,015	26,106
5,000	Hyatt Hotels Corp., Cl. A	156,253	969,200
18,000	Inspired Entertainment Inc.†	166,793	148,500
110,600	MGM Resorts International†	1,005,745	5,287,786
1,100	Norwegian Cruise Line Holdings Ltd.†	21,039	23,221
10,000	Super Group SGHC Ltd.	99,433	135,500
436,500	The Hongkong & Shanghai Hotels Ltd.†	346,582	292,749
2,500	Wyndham Hotels & Resorts Inc.	31,905	210,525
7,000	Wynn Resorts Ltd.	357,148	679,630
		4,851,543	10,560,859
	Industrials — 0.0%
1,700	Enerpac Tool Group Corp.	59,720	60,962

	Information Technology — 0.1%
10,000	Circle Internet Group Inc.†	907,042	626,300
1,120	Micron Technology Inc.	448,542	1,292,805
		1,355,584	1,919,105
Shares		Cost	Market Value
	Machinery — 8.1%
5,000	Astec Industries Inc.	$189,919	$305,950
62,542	Caterpillar Inc.	399,344	66,600,976
1,421,703	CNH Industrial NV	9,355,717	15,965,725
64,749	Deere & Co.	446,882	41,072,233
10,511	Mueller Water Products Inc., Cl. A	81,168	271,499
6,400	Oshkosh Corp.	731,341	982,272
4,950	RENK Group AG	311,974	238,536
6,500	Titan International Inc.†	52,921	50,115
4,000	Vertiv Holdings Co., Cl. A	345,939	1,339,280
77,000	Xylem Inc.	569,553	9,102,170
		12,484,758	135,928,756
	Manufactured Housing and Recreational Vehicles — 0.2%
2,980	Cavco Industries Inc.†	105,670	1,830,853
8,000	Champion Homes Inc.†	36,629	704,960
3,750	Nobility Homes Inc.	93,803	111,281
		236,102	2,647,094
	Metals and Mining — 4.8%
30,050	Agnico Eagle Mines Ltd.	846,162	4,661,656
140,900	Barrick Mining Corp.	1,274,011	5,175,257
51,800	Franco-Nevada Corp.	1,714,690	10,797,192
98,450	Freeport-McMoRan Inc.	1,003,806	6,191,521
18,000	Kinross Gold Corp.	38,020	425,160
320,950	Newmont Corp.	5,371,219	29,976,730
76,500	Royal Gold Inc.	3,175,821	15,270,165
64,700	Wheaton Precious Metals Corp.	1,216,271	7,267,104
		14,640,000	79,764,785
	Publishing — 0.9%
106,000	News Corp., Cl. A	638,114	2,631,980
30,800	S&P Global Inc.	231,076	12,543,608
50,000	The E.W. Scripps Co., Cl. A†	250,851	138,500
		1,120,041	15,314,088
	Real Estate — 0.5%
13,000	American Tower Corp., REIT	2,282,850	2,126,410
1,250	D.R. Horton Inc.	181,566	203,600
700	Millrose Properties Inc., Cl. B	7,742	21,035
1,000	Millrose Properties Inc., REIT	29,290	30,050
11,800	Ryman Hospitality Properties Inc., REIT	166,384	1,516,890
57,000	The St. Joe Co.	391,911	3,569,910
9,000	VICI Properties Inc., REIT	253,544	238,950
31,000	Weyerhaeuser Co., REIT	599,715	742,140
		3,913,002	8,448,985

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 1.9%
400	Alibaba Group Holding Ltd., ADR	$49,760	$38,392
25,000	AutoNation Inc.†	532,881	4,644,750
600	AutoZone Inc.†	593,412	1,917,564
60	Casey’s General Stores Inc.	47,448	47,687
17,470	Costco Wholesale Corp.	892,264	16,342,661
5,500	Coupang Inc.†	93,004	95,535
19,500	CVS Health Corp.	556,709	2,017,275
1,000	Hertz Global Holdings Inc.†	5,165	2,265
1,100	Lowe’s Companies Inc.	150,337	242,539
13,000	Rush Enterprises Inc., Cl. B	131,421	994,500
1,150	Starbucks Corp.	97,047	117,519
1,700	The Home Depot Inc.	52,628	599,556
81,200	The Kroger Co.	310,624	4,509,036
4,000	Walmart Inc.	181,201	453,040
5,650	Zalando SE†	143,413	163,781
		3,837,314	32,186,100
	Semiconductors — 0.8%
1,230	Advanced Micro Devices Inc.†	167,448	714,519
8,500	Aegon Ltd.	66,501	72,239
150	Applied Materials Inc.	48,331	108,450
100	ASML Holding NV	107,679	198,944
4,851	Broadcom Inc.	879,136	1,832,465
350	Credo Technology Group Holding Ltd.†	76,226	95,182
5,000	Entegris Inc.	456,686	899,300
12,000	GLOBALFOUNDRIES Inc.	453,635	988,920
600	Hensoldt AG	56,752	46,454
3,250	Intel Corp.†	99,958	453,798
3,000	MKS Inc.	231,008	1,334,400
11,157	NVIDIA Corp.	1,936,986	2,232,404
7,500	Qnity Electronics Inc.	270,495	1,224,825
10	Sandisk Corp.†	22,219	22,737
60	SK hynix Inc.	85,649	102,627
2,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	436,962	1,098,411
2,200	Tekscend Photomask Corp.	52,797	58,587
2,600	Teradyne Inc.	272,010	1,257,984
2,000	Towa Corp.	34,749	41,084
1,500	Universal Display Corp.	155,843	129,885
		5,911,070	12,913,215
	Specialty Chemicals — 0.3%
1,000	Air Products and Chemicals Inc.	284,037	293,180
5,000	DuPont de Nemours Inc.	185,979	678,200
22,500	H.B. Fuller Co.	178,990	1,311,525
14,500	Sensient Technologies Corp.	232,408	1,787,705
Shares		Cost	Market Value
5,000	Shin-Etsu Chemical Co. Ltd.	$214,267	$215,505
270	The Sherwin-Williams Co.	95,340	92,966
		1,191,021	4,379,081
	Telecommunications — 2.2%
4,500	Anterix Inc.†	120,445	463,230
8,700	AT&T Inc.	208,087	180,090
9,250	Deutsche Telekom AG	304,085	252,072
145,250	Deutsche Telekom AG, ADR	2,138,266	3,962,420
45,200	EchoStar Corp., Cl. A†	3,885,930	4,587,800
14,000	Hellenic Telecommunications Organization SA	82,085	310,810
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	260,068
144,250	Liberty Global Ltd., Cl. A†	349,506	1,640,122
3,700	Liberty Global Ltd., Cl. C†	3,545	40,700
1,400	Millicom International Cellular SA	72,100	127,064
4,500	Orange SA, ADR	47,501	84,690
250	QUALCOMM Inc.	43,577	46,198
7,000	Shenandoah Telecommunications Co.	77,799	105,560
12,000	SoftBank Group Corp.	321,367	440,087
26,900	SoftBank Group Corp., ADR	148,388	506,258
20,000	Sunrise Communications AG, Cl. A	95,300	995,049
185,000	Telecom Italia SpA†	894,765	1,682,170
36,000	Telefonica Brasil SA, ADR	303,553	473,760
482,300	Telephone and Data Systems Inc.	9,180,376	17,849,923
43,900	Telesat Corp.†	531,757	2,222,218
18,700	TIM SA, ADR	136,557	400,554
10,000	VEON Ltd., ADR†	182,315	522,100
3,900	Verizon Communications Inc.	145,418	165,126
		19,366,699	37,318,069
	Transportation — 1.1%
10,000	Canadian Pacific Kansas City Ltd.	6,337	866,500
4,000	Ferrari Group plc	35,891	32,678
99,500	GATX Corp.	1,753,224	17,630,405
		1,795,452	18,529,583
	Wireless Communications — 0.3%
57,500	America Movil SAB de CV, ADR	173,438	1,494,425
14,700	Array Digital Infrastructure Inc.	402,450	533,022
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	212,080

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
15,785	T-Mobile US Inc.	$486,437	$2,647,618
		1,319,547	4,887,145
	TOTAL COMMON STOCKS	330,784,457	1,631,248,799

	CLOSED-END FUNDS — 0.0%
2,000	Altaba Inc., Escrow†	0	2,600
7,200	Royce Small-Cap Trust Inc.	69,816	132,984
		69,816	135,584
	TOTAL CLOSED-END FUNDS	69,816	135,584

	PREFERRED STOCKS — 0.0%
	Diversified Industrial — 0.0%
800	Jungheinrich AG	21,499	21,115

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.0%
	Computer Software and Services — 0.0%
1,500	Hewlett Packard Enterprise Co., 7.625%, 09/01/27	88,023	173,490

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$20,100,000	U.S. Treasury Bills, 3.570% to 3.717%††, 08/06/26 to 11/12/26	19,955,479	19,953,668

Shares
	INVESTMENT COMPANIES — 0.9%
14,500	Gabelli Commercial Aerospace and Defense ETF(b)	712,999	812,879
27,500	Gabelli Financial Services Opportunities ETF(b)	1,284,454	1,210,396
107,282	Gabelli Global Financial Services Fund, Cl. I(b)	2,141,179	2,422,423
99,500	Gabelli Global Technology Leaders ETF(b)	3,128,314	4,041,690
4,000	Gabelli Growth Innovators ETF(b)	144,371	152,082
11,000	Gabelli Love Our Planet & People ETF(b)	371,057	438,206
Shares		Cost	Market Value
241,695	Gabelli Opportunities in Live and Sports ETF†(b)	$6,094,089	$6,397,111
		13,876,463	15,474,787
	TOTAL INVESTMENT COMPANIES	13,876,463	15,474,787

	TOTAL INVESTMENTS — 99.7%	$364,795,737	1,667,007,443

	Other Assets and Liabilities (Net) — 0.3%		4,933,619

	NET ASSETS — 100.0%		$1,671,941,062

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by Gabelli Funds, LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $350,919,274)	$1,651,532,657
Investments in affiliates, at value (cost $13,876,463)	15,474,786
Cash	2,084,545
Receivable for investments sold	4,884,176
Receivable for Fund shares sold	265,897
Dividends and interest receivable	1,891,569
Prepaid expenses	87,590
Total Assets	1,676,221,220
Liabilities:
Payable to broker	987,623
Payable for Fund shares redeemed	1,062,673
Payable for investment advisory fees	1,348,831
Payable for investments purchased	390,183
Payable for distribution fees	130,852
Payable for accounting fees	3,750
Other accrued expenses	356,246
Total Liabilities	4,280,158
Net Assets
(applicable to 32,074,240 shares outstanding)	$1,671,941,062

Net Assets Consist of:
Paid-in capital	$253,910,869
Total distributable earnings	1,418,030,193
Net Assets	$1,671,941,062

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($598,469,599 ÷ 11,437,811 shares outstanding)	$52.32
Class A:
Net Asset Value and redemption price per share ($30,612,397 ÷ 595,516 shares outstanding)	$51.40
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$54.54
Class C:
Net Asset Value and offering price per share ($803,420 ÷ 18,184 shares outstanding)	$44.18	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,042,055,646 ÷ 20,022,729 shares outstanding)	$52.04

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $463,416)	$13,222,112
Interest	436,411
Total Investment Income	13,658,523
Expenses:
Investment advisory fees	8,115,311
Distribution fees - Class AAA	751,871
Distribution fees - Class A	36,967
Distribution fees - Class C	4,090
Shareholder services fees	375,938
Shareholder communications expenses	100,216
Custodian fees	76,500
Trustees’ fees	66,500
Legal and audit fees	56,036
Accounting fees	22,500
Registration expenses	21,266
Interest expense	13,438
Miscellaneous expenses	47,417
Total Expenses	9,688,050
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(13,552)
Net Expenses	9,674,498
Net Investment Income	3,984,025

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	127,297,335
Net realized gain on securities sold short	54,353
Net realized loss on foreign currency transactions	(24,779)
Net realized gain on investments, securities sold short, and foreign currency transactions	127,326,909
Net change in unrealized appreciation/(depreciation):
on investments - unaffiliated	31,617,274
on investments - affiliated	1,487,455
on securities sold short	(7,360)
on foreign currency translations	(22,583)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	33,074,786
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	160,401,695
Net Increase in Net Assets Resulting from Operations	$164,385,720

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$3,984,025	$4,686,033
Net realized gain on investments, securities sold short, and foreign currency transactions	127,326,909	179,179,866
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	33,074,786	60,471,989
Net Increase in Net Assets Resulting from Operations	164,385,720	244,337,888

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(65,872,358)
Class A	—	(3,212,079)
Class C	—	(85,945)
Class I	—	(109,462,741)
Total Distributions to Shareholders	—	(178,633,123)

Shares of Beneficial Interest Transactions:
Class AAA	(52,197,000)	(35,734,129)
Class A	(1,186,117)	(3,870,760)
Class C	(77,981)	(453,042)
Class I	(21,932,280)	(1,484,264)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(75,393,378)	(41,542,195)

Redemption Fees	398	132

Net Increase in Net Assets	88,992,740	24,162,702

Net Assets:
Beginning of year	1,582,948,322	1,558,785,620
End of period	$1,671,941,062	$1,582,948,322

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$47.35	$0.08	$4.89	$4.97	$0.00 (b)	$—	$—	$0.00	$52.32	10.50%	$598,470	0.34	%(f)	1.34	%(f)	6%
2025	45.50	0.07	7.60	7.67	(0.20)	(5.62)	(5.82)	0.00	47.35	16.74	590,263	0.15		1.35	(g)	5
2024	48.51	0.10	3.91	4.01	(0.18)	(6.84)	(7.02)	0.00	45.50	8.16	600,447	0.19		1.33		5
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24		1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
Class A
2026(e)	$46.51	$0.08	$4.81	$4.89	$—	$—	$—	$0.00	$51.40	10.51%	$30,612	0.34	%(f)	1.34	%(f)	6%
2025	44.71	0.07	7.45	7.52	(0.20)	(5.52)	(5.72)	0.00	46.51	16.71	28,826	0.15		1.35	(g)	5
2024	47.74	0.10	3.83	3.93	(0.24)	(6.72)	(6.96)	0.00	44.71	8.13	31,430	0.19		1.33		5
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24		1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
Class C
2026(e)	$40.13	$(0.09)	$4.14	$4.05	$—	$—	$—	$0.00	$44.18	10.09%	$803	(0.42	)%(f)	2.09	%(f)	6%
2025	38.70	(0.25)	6.42	6.17	—	(4.74)	(4.74)	0.00	40.13	15.84	804	(0.62)		2.10	(g)	5
2024	41.41	(0.25)	3.33	3.08	—	(5.79)	(5.79)	0.00	38.70	7.35	1,205	(0.59)		2.08		5
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)		2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
Class I
2026(e)	$47.03	$0.15	$4.86	$5.01	$—	$—	$—	$0.00	$52.04	10.65%	$1,042,056	0.59	%(f)	1.09	%(f)	6%
2025	45.22	0.19	7.55	7.74	(0.33)	(5.60)	(5.93)	0.00	47.03	17.00	963,055	0.40		1.10	(g)	5
2024	48.30	0.22	3.89	4.11	(0.37)	(6.82)	(7.19)	0.00	45.22	8.42	925,704	0.43		1.08		5
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48		1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(d)	The Fund incurred interest expense. For all years, there was minimal impact on the expense ratios.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund had advisory fee reduction on unsupervised assets. For the fiscal year ended December 31, 2025 there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund (the Fund) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Real Estate	$8,427,950	$21,035	$8,448,985
Other Industries (a)	1,622,799,814	—	1,622,799,814
Total Common Stocks	1,631,227,764	21,035	1,631,248,799
Closed-End Funds	132,984	2,600	135,584
Preferred Stocks (a)	21,115	—	21,115
Mandatory Convertible Securities (a)	173,490	—	173,490
U.S. Government Obligations	—	19,953,668	19,953,668
Investment Companies	15,474,787	—	15,474,787
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,647,030,140	$19,977,303	$1,667,007,443

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2026, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$8,493,442
Net long term capital gains	170,139,681
Total distributions paid	$178,633,123

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$369,770,669	$1,307,262,193	$(10,025,509)	$1,297,236,684

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2026, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Ryman Hospitality Properties, Inc. and the Adviser reduced its fee with respect to such securities by $13,522.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $93,648,336 and $199,926,562, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $25,121 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $479 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 9, 2027 and may be renewed annually, of up to $200,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	83,458	$4,236,409	244,303	$11,769,902
Shares issued upon reinvestment of distributions	—	—	1,339,604	63,979,459
Shares redeemed	(1,112,843)	(56,433,409)	(2,312,269)	(111,483,490)
Net decrease	(1,029,385)	$(52,197,000)	(728,362)	$(35,734,129)
Class A
Shares sold	14,074	$694,139	23,835	$1,103,213
Shares issued upon reinvestment of distributions	—	—	65,391	3,068,128
Shares redeemed	(38,286)	(1,880,256)	(172,443)	(8,042,101)
Net decrease	(24,212)	$(1,186,117)	(83,217)	$(3,870,760)
Class C
Shares sold	1,232	$52,150	141	$5,800
Shares issued upon reinvestment of distributions	—	—	2,123	85,945
Shares redeemed	(3,077)	(130,131)	(13,375)	(544,787)
Net decrease	(1,845)	$(77,981)	(11,111)	$(453,042)
Class I
Shares sold	416,951	$21,440,195	363,981	$17,220,660
Shares issued upon reinvestment of distributions	—	—	2,099,294	99,594,360
Shares redeemed	(870,207)	(43,372,475)	(2,458,702)	(118,299,284)
Net increase/(decrease)	(453,256)	$(21,932,280)	4,573	$(1,484,264)

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026 the Fund did not utilize ReFlow.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The Fund may invest in affiliated investment companies, including affiliated money market funds, affiliated mutual funds and affiliated exchange-traded funds. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2026 is set forth below:

	Market Value at December 31, 2025	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Appreciation/ (Depreciation)	Market Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Percent Owned of Shares
Gabelli Commercial Aerospace and Defense ETF	$324,937	$391,125	$—	$—	$96,817	$812,879	14,500	$—	1.86%
Gabelli Financial Services Opportunities ETF	1,039,568	240,540	—	—	(69,712)	1,210,396	27,500	—	2.43%
Gabelli Global Financial Services Fund, Cl. I	2,223,096	41,179	—	—	158,148	2,422,422	107,282	—	1.70%
Gabelli Global Technology Leaders ETF	143,798	2,979,743	—	—	918,149	4,041,690	99,500	—	30.15%
Gabelli Growth Innovators ETF	141,042	—	—	—	11,040	152,082	4,000	—	1.74%
Gabelli Love Our Planet & People ETF	330,545	37,670	—	—	69,991	438,206	11,000	—	2.68%
Gabelli Opportunities in Live and Sports ETF†	500,000	5,594,089	—	—	303,022	6,397,111	241,695	—	20.53%
Total				$—	$1,487,455	$15,474,786		$—

†	Non-income producing security.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is President of GAMCO Investors, Inc. and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr. Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. Her responsibilities include leading the Health & Wellness platform. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

Alec Boccanfuso joined the Firm in 2018 as an analyst covering communications services and technology with a focus on interactive entertainment and outdoor leisure products. Mr. Boccanfuso graduated with honors from New York University with a BS in finance, and holds an MBA from Columbia Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

John Belton, CFA, joined GAMCO in January 2024. Mr. Belton was most recently an Investment Analyst and Partner at Absoluto Partners Global in Greenwich, Connecticut. Prior to joining Absoluto in 2021, Mr. Belton was an Equity Research Analyst at Evercore ISI for six years, culminating as a Vice President, Equity Research where he led ISI’s Communications Infrastructure Equity research team. He began his career in 2010 as an associate at State Street Global Services. Mr. Belton holds an M.B.A. with Honors in Finance and Economics from Columbia Business School. He also holds a B.A. in Mathematics and Philosophy from Boston College, and is a CFA Charterholder.

Justin Bergner, CFA, is a Vice President at Gabelli and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Simon T. Wong, CFA, covers the energy sector. He began his investment career at Gabelli in 1997 as a specialty chemical analyst and subsequently became a generalist at Olstein Capital Management, Lucid Asset Management, and Boyar Asset Management. Simon graduated from the University of California, Los Angeles with a BA in Economics and received an MBA in Finance from Columbia Business School.

Lieutenant Colonel Tony Bancroft, United States Marine Corps Reserve, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Eileen Cheigh Nakamura
Former Vice President
Pfizer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q226SAR

GABELLI FUNDS

THE GABELLI ASSET FUND

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$47.35	$0.08	$4.89	$4.97	$0.00 (b)	$—	$—	$0.00	$52.32	10.50%	$598,470	0.34	%(f)	1.34	%(f)	6%
2025	45.50	0.07	7.60	7.67	(0.20)	(5.62)	(5.82)	0.00	47.35	16.74	590,263	0.15		1.35	(g)	5
2024	48.51	0.10	3.91	4.01	(0.18)	(6.84)	(7.02)	0.00	45.50	8.16	600,447	0.19		1.33		5
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24		1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
Class A
2026(e)	$46.51	$0.08	$4.81	$4.89	$—	$—	$—	$0.00	$51.40	10.51%	$30,612	0.34	%(f)	1.34	%(f)	6%
2025	44.71	0.07	7.45	7.52	(0.20)	(5.52)	(5.72)	0.00	46.51	16.71	28,826	0.15		1.35	(g)	5
2024	47.74	0.10	3.83	3.93	(0.24)	(6.72)	(6.96)	0.00	44.71	8.13	31,430	0.19		1.33		5
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24		1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
Class C
2026(e)	$40.13	$(0.09)	$4.14	$4.05	$—	$—	$—	$0.00	$44.18	10.09%	$803	(0.42	)%(f)	2.09	%(f)	6%
2025	38.70	(0.25)	6.42	6.17	—	(4.74)	(4.74)	0.00	40.13	15.84	804	(0.62)		2.10	(g)	5
2024	41.41	(0.25)	3.33	3.08	—	(5.79)	(5.79)	0.00	38.70	7.35	1,205	(0.59)		2.08		5
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)		2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
Class I
2026(e)	$47.03	$0.15	$4.86	$5.01	$—	$—	$—	$0.00	$52.04	10.65%	$1,042,056	0.59	%(f)	1.09	%(f)	6%
2025	45.22	0.19	7.55	7.74	(0.33)	(5.60)	(5.93)	0.00	47.03	17.00	963,055	0.40		1.10	(g)	5
2024	48.30	0.22	3.89	4.11	(0.37)	(6.82)	(7.19)	0.00	45.22	8.42	925,704	0.43		1.08		5
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48		1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(d)	The Fund incurred interest expense. For all years, there was minimal impact on the expense ratios.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund had advisory fee reduction on unsupervised assets. For the fiscal year ended December 31, 2025 there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

James P. Conn	$13,500
Eileen Nakamura	$13,000
Werner J. Roeder	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$14,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person.

Eileen Nakamura	$13,000

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Fund and the Adviser

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2025) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (“the Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period, in the third quartile for the three- and ten-year periods, and in the fourth quartile for the five-year period, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one-year period, in the fifth quintile for three- and ten-year periods, and in the fourth quintile for five-year period. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups. In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high-quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered several factors. First, the Board Members compared the level of the advisory fee for the Fund against an expense peer group prepared by the Adviser (the “Adviser Expense Peer Group”) and against an expense peer group of institutional multi-cap value funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Independent Board Members noted that the Fund’s expense ratios were the highest among the Broadridge Expense Peer Group, that they were below average within the Adviser Expense Peer Group, and that the Fund’s size was larger than a majority of these peers. The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Groups. The Independent Board Members noted that the Fund’s expense ratios were the highest among the Broadridge Expense Peer Group, that they were below average within the Adviser Expense Peer Group, and that the Fund’s size was larger than a majority of these peers. The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately considered any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuance of the Fund’s Advisory Agreement. The Board Members based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.